Current and long-term debt - 2021 $146.3 million lease financing (Details)	1 Months Ended	2 Months Ended
	Nov. 30, 2021 USD ($) vessel	Mar. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			1,948,592,000	3,145,623,000
2021 $146.3 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 146,300,000
Borrowings, bareboat charter term	7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels		110.00%
2021 $146.3 Million Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 133,699,000	$ 146,250,000
2021 $146.3 Million Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2021 $146.3 Million Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
2021 $146.3 Million Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.30%
2021 $146.3 Million Lease Financing | Three LR2 Ships | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Periodic payment per vessel	$ 700,000
2021 $146.3 Million Lease Financing | LR2 Vessel | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	1
Periodic payment per vessel	$ 600,000
2021 $146.3 Million Lease Financing | STI Connaught, STI Winnie, STI Lauren and STI Broadway | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4
2021 $146.3 Million Lease Financing | STI Rotherhithe and STI Hammersmith | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Periodic payment per vessel	$ 400,000